Operating Leases	12 Months Ended
Dec. 31, 2017
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Operating Leases
30.	Operating Leases

The Company leases several parcels of land from the Science Park Administration with expiration dates between December 2023 and December 2034. The Company can renew the leases upon expiration. The Company also entered into lease agreements for its buildings and certain machinery and equipment. Besides, Siliconware Technology (Suzhou) Limited entered into lease agreements for its land use right and certain machinery and equipment. Siliconware Electronics (Fujian) Co., Limited also entered into lease agreements for its land use right. For the years ended December 31, 2015, 2016 and 2017, the Group recognized rental expense amounted to $490,132, $662,839 and $730,047, respectively.